Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of restricted financial assets [text block]
Restricted financial assets

USD million 31.12.21 31.12.20
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
of which:
mortgage loans
1
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
of which:
mortgage loans
1
Financial assets pledged as collateral
Financial assets at fair value held for trading 63,725 43,397 64,367 47,098
Loans and advances to customers 18,160 16,330 20,361 18,191
Financial assets at fair value not held for trading 961 961 2,140 2,140
Debt securities classified as Other financial assets measured at amortized
cost 2,234 1,870 2,506 2,506
Financial assets measured at fair value through other comprehensive income 0 0 149 149
Total financial assets pledged as collateral
2
85,079 89,523
Other restricted financial assets
Loans and advances to banks 3,408 3,730
Financial assets at fair value held for trading 392 741
Cash collateral receivables on derivative instruments 4,747 3,765
Loans and advances to customers 1,237 756
Financial assets at fair value not held for trading 22,765 23,243
Financial assets measured at fair value through other comprehensive income 894 0
Other 97 110
Total other restricted financial assets

33,540 32,345
Total financial assets pledged and other restricted financial assets 118,619 121,868
1 All related

to mortgage loans

that serve as

collateral for existing

liabilities toward Swiss

central mortgage

institutions and for

existing covered bond

issuances. Of

these pledged mortgage

loans, approximately
USD 2.7

billion as

of 31

December 2021

(31 December

2020: approximately

USD
2.7

billion) could

be withdrawn

or used

for future

liabilities or

covered bond

issuances without

breaching existing

collateral
requirements.

2 Does not

include assets placed

with central banks

related to undrawn

credit lines and

for payment, clearing

and settlement purposes

(31 December 2021:

USD
4.4

billion; 31 December

2020:
USD 1.3

billion).

UBS AG
Entity [Table]
Disclosure of restricted financial assets [text block]
Restricted financial assets

USD million 31.12.21 31.12.20
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
of which:
mortgage loans
1
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
of which:
mortgage loans
1
Financial assets pledged as collateral
Financial assets at fair value held for trading 63,834 43,397 64,418 47,098
Loans and advances to customers 18,160 16,330 20,361 18,191
Financial assets at fair value not held for trading 961 961 2,140 2,140
Debt securities classified as Other financial assets measured at amortized
cost 2,234 1,870 2,506 2,506
Financial assets measured at fair value through other comprehensive income 0 0 149 149
Total financial assets pledged as collateral
2
85,188 89,574
Other restricted financial assets
Loans and advances to banks 3,408 3,730
Financial assets at fair value held for trading 392 741
Cash collateral receivables on derivative instruments 4,747 3,765
Loans and advances to customers 1,237 756
Financial assets at fair value not held for trading 22,328 22,917
Financial assets measured at fair value through other comprehensive income 894 0
Other 97 110
Total other restricted financial assets

33,104 32,019
Total financial assets pledged and other restricted financial assets 118,292 121,593
1 All related

to mortgage loans

that serve as

collateral for existing

liabilities toward

Swiss central

mortgage institutions

and for existing

covered bond issuances.

Of these pledged

mortgage loans,

approximately
USD 2.7

billion as

of 31

December 2021

(31 December

2020: approximately

USD
2.7

billion) could

be withdrawn

or used

for future

liabilities or

covered bond

issuances without

breaching existing

collateral
requirements.

2 Does not

include assets placed

with central banks

related to undrawn

credit lines

and for payment,

clearing and settlement

purposes (31 December

2021: USD
4.4

billion; 31 December

2020:
USD 1.3

billion).